Debt - Minimum Annual Repayments of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total	$ 24,854	$ 24,445
Operating segments
Debt Instrument [Line Items]
2020	10,473
2021	5,184
2022	2,830
2023	1,939
2024	991
2025 and thereafter	3,437
Intersegment
Debt Instrument [Line Items]
Total	0
Industrial Activities
Debt Instrument [Line Items]
Total	6,558	6,347
Industrial Activities | Operating segments
Debt Instrument [Line Items]
2020	34
2021	427
2022	458
2023	1,034
2024	4
2025 and thereafter	3,269
Industrial Activities | Intersegment
Debt Instrument [Line Items]
Total	1,332
Financial services
Debt Instrument [Line Items]
Total	20,748	$ 20,436
Financial services | Operating segments
Debt Instrument [Line Items]
2020	10,439
2021	4,757
2022	2,372
2023	905
2024	987
2025 and thereafter	168
Financial services | Intersegment
Debt Instrument [Line Items]
Total	$ 1,120